Unaudited Condensed Consolidated Balance Sheets	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Current assets
Cash and cash equivalents	$ 47,221,060	$ 6,034,100	$ 16,400,123
Trade receivables, net	30,647,497	3,916,263	34,978,153
Inventories	44,977,581	5,747,420	40,919,214
Prepaid expenses and other current assets	6,645,049	849,132	1,590,259
Contract assets	6,176,549	789,265	3,187,403
Prepaid income tax	907,025	115,903
Total current assets	136,574,761	17,452,082	97,075,152
Non-current assets
Property and equipment, net	7,563,170	966,453	8,405,563
Intangible assets, net	102,379	13,082	144,879
Goodwill	1,271,160	162,434	1,271,160
Prepaid expenses and other non-current assets	2,485,909	317,660
Deferred offering expenses			3,853,500
Operating lease right-of-use assets, net	2,441,475	311,982	1,113,926
Investment in key management insurance policy	1,157,520	147,913	1,157,520
Deferred tax assets	1,595,125	203,832	1,418,419
Total non-current assets	16,616,738	2,123,356	17,364,967
TOTAL ASSETS	153,191,499	19,575,438	114,440,119
Current liabilities
Trade payables	6,826,897	872,369	16,104,581
Notes payables	2,738,293	349,910	3,503,768
Other payables	3,669,077	468,850	2,633,447
Accrued payroll and welfare	7,706,548	984,774	8,228,964
Operating lease liabilities – current	1,012,762	129,415	204,156
Income tax payable			1,058,040
Contract liabilities	37,570,236	4,800,879	22,748,443
Total current liabilities	59,523,813	7,606,197	54,481,399
Non-current liabilities
Operating lease liabilities – non-current	591,272	75,555	61,229
Other payables – non-current	600,525	76,738	996,069
Deferred tax liabilities	1,299,223	166,020	1,468,575
Other liabilities	590,917	75,510	1,008,306
Total non-current liabilities	3,081,937	393,823	3,534,179
Total liabilities	62,605,750	8,000,020	58,015,578
Commitments and contingencies
Shareholders’ equity
Ordinary shares (par value of HK$0.01 per share; 750,000,000 ordinary shares authorized and 12,000,000 and 13,647,500 ordinary shares issued and outstanding as of September 30, 2023 and March 31, 2024, respectively.)	132,500	16,931	120,000
Shares subscription receivables	(90)	(12)	(119,990)
Additional paid-in capital	39,691,720	5,071,971	14,642,029
Retained earnings	50,761,619	6,486,528	41,782,502
Total SU Group Holdings Limited shareholders’ equity and total shareholders’ equity	90,585,749	11,575,418	56,424,541
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 153,191,499	$ 19,575,438	$ 114,440,119